Condensed Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Current Assets
Cash & cash equivalents	$ 129,975	$ 161,551
Trade & other receivables	43,300	14,866
Inventory	21,664	22,246
Prepayments	7,544	5,687
Total Current Assets	202,483	204,350
Non-Current Assets
Property, plant and equipment	1,793	1,702
Right-of-use assets	6,486	4,121
Financial assets at fair value through other comprehensive income	1,551	1,388
Other non-current assets	1,194	1,296
Intangible assets	568,800	571,826
Total Non-Current Assets	579,824	580,333
Total Assets	782,307	784,683
Current Liabilities
Trade and other payables	33,576	19,082
Provisions and other liabilities	11,201	20,985
Borrowings	66,738	54,155
Lease liabilities	2,382	2,680
Warrant liability	14,172	5,724
Total Current Liabilities	128,069	102,626
Non-Current Liabilities
Provisions and other liabilities	11,030	10,793
Borrowings	60,132	67,739
Lease liabilities	5,892	3,583
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	79,554	84,615
Total Liabilities	207,623	187,241
Net Assets	574,684	597,442
Equity
Issued Capital	1,519,456	1,508,846
Reserves	106,293	99,499
Accumulated losses	(1,051,065)	(1,010,903)
Total Equity	$ 574,684	$ 597,442